Goodwill and Intangible Assets, Net - Additional Information (Detail) $ in Thousands	12 Months Ended
	Sep. 30, 2022 USD ($) Segment	Sep. 30, 2021 USD ($) Segment	Sep. 30, 2020 USD ($) Segment
Goodwill and Intangible Assets, Net [Abstract]
Impairment of goodwill	$ 0	$ 0	$ 0
Number of operating segment | Segment	1	1	1
Amortization of definite-lived purchased intangible assets	$ 97,088	$ 83,816	$ 80,777